Black-Scholes Option Pricing Model Used in Estimation of Fair Value of Option (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return		0.89%
Risk-free interest rate of return, minimum	0.68%
Risk-free interest rate of return, maximum	0.92%
Expected term	6 years 1 month 6 days	6 years 1 month 6 days
Volatility		57.40%
Volatility, minimum	55.00%
Volatility, maximum	57.10%
Dividend yield